SUMMARY OF WARRANTS ACTIVITY (Details) - Warrant [Member] - $ / shares	3 Months Ended	12 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Mar. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding [Roll Forward]
Number of Shares, Warrants Outstanding and Exercisable Ending Balance	146,668	1,135,003	1,135,003
Number of Shares, Warrants Granted
Number of Shares, Warrants Exercised
Number of Shares, Warrants Expired		(988,335)
Number of Shares, Warrants Outstanding and Exercisable Ending Balance	146,668	146,668	1,135,003
Weighted Average Exercise Price, Warrants Outstanding, Beginning Balance	$ 3.00		$ 2.19
Weighted Average Exercise Price, Warrants Outstanding, Granted
Weighted Average Exercise Price, Warrants Outstanding, Exercised
Weighted Average Exercise Price, Warrants Outstanding, Expired		2.10
Weighted Average Exercise Price, Warrants Outstanding, Outstanding and Exercisable, Ending Balance	3.00	3.00	$ 2.19
Weighted Average Exercise Price, Warrants Outstanding, Outstanding and Exercisable, Ending Balance	$ 3.00	$ 2.19